UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811- 21419)

Hennessy SPARX Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period:  January 31, 2012

Item 1. Schedule of Investments.

Hennessy Select SPARX Japan Fund
Schedule of Investments
January 31, 2012 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 95.71%
Consumer Discretionary - 18.72%
Asics Corp.	81,400	922,718	4.33%
Isuzu Motors, Ltd.	65,000	329,179	1.54%
Ryohin Keikaku Co., Ltd.	24,500	1,219,857	5.73%
Shimano, Inc.	25,100	1,239,852	5.82%
Toyota Motor Corp.	7,500	276,503	1.30%
		3,988,109	18.72%
Consumer Staples - 9.51%
Kao Corp.	47,200	1,242,236	5.83%
Unicharm Corp.	14,900	782,924	3.68%
		2,025,160	9.51%
Financials - 6.15%
Mizuho Financial Group	396,500	598,235	2.81%
Sumitomo Mitsui Financial Group, Inc.	22,400	712,674	3.34%
		1,310,909	6.15%
Health Care - 14.01%
Mani, Inc.	27,900	971,851	4.56%
Rohto Pharmaceutical Co., Ltd.	91,000	1,111,532	5.22%
Terumo Corp.	18,800	901,522	4.23%
		2,984,905	14.01%
Industrials - 32.73%
Daikin Industries	37,200	1,078,614	5.06%
Itochu Corp.	84,800	922,320	4.33%
Komatsu, Ltd.	12,200	343,975	1.61%
Marubeni Corp.	100,000	690,107	3.24%
Misumi Group, Inc.	57,400	1,338,229	6.28%
Mitsubishi Corp.	55,600	1,268,544	5.96%
Sumitomo Corp.	92,600	1,330,320	6.25%
		6,972,109	32.73%
Information Technology - 5.85%
Keyence Corp.	5,000	1,245,736	5.85%

Materials - 8.74%
Fuji Seal International, Inc.	52,500	957,426	4.49%
Sumitomo Metal Industries	151,000	269,431	1.27%
Sumitomo Metal Mining, Co., Ltd.	44,000	634,427	2.98%
		1,861,284	8.74%
TOTAL COMMON STOCKS (Cost $18,392,144)		20,388,212	95.71%

			% of
	Shares	Value	Net Assets
SHORT-TERM INVESTMENTS - 2.28%
Money Market Funds - 2.28%
Fidelity Government Portfolio - Institutional Class
0.0100% (a)	486,250	486,250	2.28%
TOTAL SHORT-TERM INVESTMENTS (Cost $486,250)		486,250	2.28%
Total Investments (Cost $18,878,394) - 97.99%		20,874,462	97.99%
Other Assets in Excess of Liabilities - 2.01%		427,515	2.01%
TOTAL NET ASSETS - 100.00%		$21,301,977	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund's 7-day yield as of January 31, 2012.

	The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

	Cost of investments	$18,913,317
	Gross unrealized appreciation	2,959,811
	Gross unrealized depreciation	(998,666)
	Net unrealized appreciation	$1,961,145

Summary of Fair Value Exposure at January 31, 2012
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent  events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs   are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market.  Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered level 2 prices in the fair valuation hierarchy.  Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished by a pricing service.  U.S. government securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund's net assets as of January 31, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$3,988,109	$-	$-	$3,988,109
Consumer Staples	2,025,160	-	-	2,025,160
Financials	1,310,909	-	-	1,310,909
Health Care	2,984,905	-	-	2,984,905
Industrials	6,972,109	-	-	6,972,109
Information Technology	1,245,736	-	-	1,245,736
Materials	1,861,284	-	-	1,861,284
Total Common Stock	$20,388,212	$-	$-	$20,388,212

Short-Term Investments	$486,250	$-	$-	$486,250

Total Investments in Securities	$20,874,462	$-	$-	$20,874,462

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2012, the Fund recognized transfers between Levels 1 and 2.

Transfers between Level 1 and Level 2 relate to the use of a fair valuation pricing service. On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.

Level 2 Reconciliation Disclosure
The following amounts were transfers in/(out) of Level 2 assets:
Common Stock
Transfers into Level 2 from Level 1	$-
Transfers out of Level 2 into Level 1	20,388,212
Net transfers in and/or out of Level 2	$20,388,212

Hennessy Select SPARX Japan Smaller Companies Fund
Schedule of Investments
January 31, 2012 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.18%
Consumer Discretionary - 21.05%
Accordia Golf Co., Ltd.	579	447,430	1.81%
Arc Land Sakamoto Co., Ltd.	30,200	551,144	2.23%
ASKUL Corp.	37,100	587,506	2.37%
Doshisha Co., Ltd.	17,400	549,257	2.22%
Hagihara Industries Inc.	29,300	499,738	2.02%
Haruyama Trading Co., Ltd.	38,900	197,000	0.80%
Nippon Seiki Co., Ltd.	38,000	450,197	1.82%
Seiko Holdings	210,000	449,095	1.82%
Tohokushinsha Film Corp.	72,300	492,308	1.99%
Topre Corp.	45,400	468,176	1.89%
Village Vanguard Co., Ltd.	299	472,704	1.91%
West Holdings Corp.	5,100	43,292	0.17%
		5,207,847	21.05%
Consumer Staples - 1.79%
Cawachi Ltd.	20,800	441,816	1.79%

Financials - 3.75%
Anicom Holdings, Inc.	58,200	496,326	2.01%
Kenedix, Inc. (a)	3,252	430,073	1.74%
		926,399	3.75%
Health Care - 1.44%
Message Co., Ltd.	113	357,146	1.44%

Industrials - 32.54%
Aichi Corp.	111,200	504,791	2.04%
Anest Iwata Corp.	64,000	283,810	1.15%
Asunaro Aoki Construction, Ltd.	69,000	391,984	1.58%
Benefit One, Inc.	332	250,024	1.01%
Iwatani Corp.	140,000	484,912	1.96%
Juki Corp.	201,000	474,678	1.92%
Kyosan Electric Manufacturing Co., Ltd.	94,000	432,878	1.75%
Mirait Holdings Corp.	63,100	504,999	2.04%
Morita Holdings Corp.	86,000	525,794	2.12%
NEC Capital Solutions Ltd.	35,300	591,421	2.39%
Nippon Yusoki Co., Ltd.	177,000	501,601	2.03%
Nisshinbo Holdings	30,000	301,102	1.22%
Nitto Kogyo Corp.	29,300	365,577	1.48%
Prestige International, Inc.	37,300	346,965	1.40%
Sankyu, Inc.	126,000	484,361	1.96%
SBS Holdings, Inc.	28,200	243,448	0.98%
Shin Nippon Air Technologies Co., Ltd.	89,200	511,420	2.07%
Takeei Corp.	11,100	251,068	1.01%
Toshin Group Co., Ltd.	12,000	314,563	1.27%
Yushin Precision Equipment Co., Ltd.	15,300	286,850	1.16%
		8,052,246	32.54%
Information Technology - 24.93%
Dwango Co.	184	334,589	1.35%
Information Services International - Dentsu, Ltd.	17,300	159,790	0.65%
Iriso Electronics	20,000	346,366	1.40%
ITC Networks Corp.	37,100	246,295	0.99%
Macnica, Inc.	23,400	552,611	2.23%
Micronics Japan Co., Ltd.	51,400	301,440	1.22%
Nifty Corp.	408	498,893	2.02%
Nippon Chemi-con Corp.	102,000	353,293	1.43%
Roland DG Corp.	31,100	357,842	1.45%

SIIX Corp.	35,700	444,493	1.80%
SMS Co., Ltd.	394	380,973	1.54%
SRA Holdings, Inc.	45,700	494,654	2.00%
Tamura Corp.	173,000	492,535	1.99%
Towa Corp.	69,200	392,212	1.58%
UKC Holdings Corp.	34,200	359,410	1.45%
UT Holdings Co., Ltd.	412	277,297	1.12%
Yamaichi Electronics Co., Ltd. (a)	77,000	175,781	0.71%
		6,168,474	24.93%
Materials - 11.68%
Daiso Co., Ltd.	88,000	292,102	1.18%
Fujikura Kasei Co., Ltd.	80,100	406,700	1.64%
Konishi Co., Ltd.	26,500	389,747	1.58%
NOF Corp.	92,000	467,122	1.89%
Okura Industrial Co., Ltd. (a)	80,000	256,101	1.03%
Tokyo Tekko Co., Ltd.	139,000	610,929	2.47%
Wood One Co., Ltd.	130,000	467,331	1.89%
		2,890,032	11.68%
TOTAL COMMON STOCKS (Cost $21,708,580)		24,043,960	97.18%

			% of
	Shares	Value	Net Assets
SHORT-TERM INVESTMENTS - 1.71%
Money Market Funds - 1.71%
Fidelity Government Portfolio - Institutional Class
0.0100% (a)	424,282	424,282	1.71%
TOTAL SHORT-TERM INVESTMENTS (Cost $424,282)		424,282	1.71%
Total Investments (Cost $22,132,862) - 98.89%		24,468,242	98.89%
Other Assets in Excess of Liabilities - 1.11%		274,429	1.11%
TOTAL NET ASSETS - 100.00%		$24,742,671	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a) The rate listed is the fund's 7-day yield as of January 31, 2012.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

Cost of investments	$22,425,615
Gross unrealized appreciation	3,322,802
Gross unrealized depreciation	(1,280,175)
Net unrealized appreciation	$2,042,627

Summary of Fair Value Exposure at January 31, 2012
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active;  and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are   those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent   events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs  are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best  available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market.  Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered level 2 prices in the fair valuation hierarchy.  Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished by a pricing service.  U.S. government securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund's net assets as of January 31, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$5,207,847	$-	$-	$5,207,847
Consumer Staples	441,816	-	-	441,816
Financials	926,399	-	-	926,399
Health Care	357,146	-	-	357,146
Industrials	8,052,246	-	-	8,052,246
Information Technology	6,168,474	-	-	6,168,474
Materials	2,890,032	-	-	2,890,032
Total Common Stock	$24,043,960	$-	$-	$24,043,960

Short-Term Investments	$424,282	$-	$-	$424,282

Total Investments in Securities	$24,468,242	$-	$-	$24,468,242

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2012, the Fund recognized transfers between Levels 1 and 2.

Transfers between Level 1 and Level 2 relate to the use of a fair valuation pricing service. On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.

Level 2 Reconciliation Disclosure
The following amounts were transfers in/(out) of Level 2 assets:
Common Stock
Transfers into Level 2 from Level 1	$-
Transfers out of Level 2 into Level 1	24,043,960
Net transfers in and/or out of Level 2	$24,043,960

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy SPARX Funds Trust

By (Signature and Title)          /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date         3/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date         3/27/12

By (Signature and Title)*        /s/ Teresa M. Nilsen
Teresa M. Nilsen, Principal Financial Officer

Date        3/27/12